                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

--------------------------------------------------------------------------------

                            GLOBAL EQUITY PORTFOLIO

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1999

                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                            GLOBAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------
                              INVESTMENT OVERVIEW
COMPOSITION OF NET ASSETS (AT JUNE 30, 1999)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Australia              0.7%
Belgium                1.5%
Canada                 2.0%
Denmark                0.5%
France                 9.4%
Germany                4.8%
Ireland                2.4%
Italy                  2.7%
Japan                  8.9%
Netherlands            4.3%
Portugal               0.7%
Spain                  3.4%
Sweden                 1.0%
Switzerland            8.1%
United Kingdom        11.0%
United States         31.5%
Other                  7.1%

TOP FIVE HOLDINGS
                                                            PERCENT
                                                              OF
                                                              NET
SECURITY                                      COUNTRY       ASSETS
----------------------------------------  ---------------  ---------
Cie Financiere Richemont, AG                Switzerland        3.5%
Phillip Morris Cos., Inc.                  United States       3.4
Albertson's, Inc.                          United States       3.0
Nippon Telegraph & Telephone                   Japan           3.0
Nestle (Registered)                         Switzerland        2.7

PERFORMANCE COMPARED TO THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX(1)
------------------------------------

                                                     TOTAL RETURNS(2)
                                          ---------------------------------------
                                                                       AVERAGE
                                                                       ANNUAL
                                                          ONE           SINCE
                                             YTD          YEAR        INCEPTION
                                          ----------   ----------   -------------
PORTFOLIO...............................       3.65%        4.85%         14.85%
INDEX...................................       8.51        15.67          19.98

1. The MSCI World Index is an unmanaged index of common stocks and includes securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region (includes dividends).
2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

TOP FIVE SECTORS
                                             VALUE        PERCENT OF
SECTOR                                       (000)        NET ASSETS
----------------------------------------  ------------   ------------
Consumer Products                         $     11,812         24.8%
Services                                         8,233         17.3
Finance                                          7,996         16.8
Capital Equipment                                7,734         16.2
Materials                                        3,108          6.5

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED. THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

The Global Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers, using an approach that is oriented to the selection of individual stocks that the Adviser believes are undervalued.

For the six months ended June 30, 1999, the Portfolio had a total return of 3.65% compared to 8.51% for the Morgan Stanley Capital International (MSCI) World Index (the "Index"). For the one year ended June 30, 1999, the Portfolio had a total return of 4.85% compared to 15.67% for the Index. For the period since inception on January 2, 1997 through June 30, 1999, the Portfolio had an average annual total return of 14.85% compared to 19.98% for the Index.

After a difficult first quarter, the second quarter of 1999 was a rewarding one for value investors. The stronger than expected global growth that emerged over the quarter and led the Federal Reserve to raise interest rates by 25 basis points to 5%, changed the leadership of the global equity market. Mega cap growth stocks have dominated globally since the third quarter of 1998, especially in the U.S. However, Mega caps underperformed the Index when confronted with higher interest rates, some earnings disappointments and recognition of sublime valuation.

Pharmaceutical and technology stocks had been sought after for their rising top-line growth in a deflationary world. From early April, investor interest turned to companies with operating leverage to the economy. Low quality also outperformed in the second quarter, evidenced by the 18% return of "B" credit rated companies in the U.S. compared to a 5% return for "A+" rated companies. With the economy turning more positive, investors felt more comfortable exploiting the unprecedented valuation gap of small and mid caps relative to big index stocks.

The small and mid cap rally in the second quarter of 1999 has given us an opportunity to modestly reduce our large overweighting to the segment, although the continued valuation gap still warrants an overweighting. New ideas, however, have been concentrated in the large cap $5-$100 billion

                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                            GLOBAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------
                              INVESTMENT OVERVIEW   (CONT.)

range although relative weakness of the mega cap segment so far in 1999 may provide opportunities in the coming months. Our underweight to mega cap remains our largest disagreement with the market. The average price-earnings (IBES one year forecast) for the group is 47. The average price/cash flow ratio in this group is 27 versus 15 for the Index and 10 for the Portfolio.

Our industry weights are little changed from the beginning of the year. Consumer defensive staples are heavily overweighted due to their cash generative franchises and current attractive free cash flow valuations. Pharmaceutical and technology are underweighted on valuation and franchise risk concerns. The Portfolio is roughly neutral weight toward interest rate sensitive sectors (overweight insurance, underweight banks, and overweight utilities).

There has been little change to the geographic weights derived from our bottom up stock selection. The U.S. remains underweighted due to the still high valuation of the important mega cap stocks in that market. In the U.S., we have reduced, on strong outperformance, our cyclical exposure (Alcoa, Boise Cascade, Georgia Pacific) and technology exposure (Data General & GenRad). Rite-Aid, a drug retailer, and U.S. Bancorp were added in the U.S.

The Portfolio is slightly underweight in Japan. Over the period, our pharmaceutical exposure shifted following a switch out of Fujisawa (reached price target) into existing holding Daiichi Pharmaceutical. We also sold Matsushita and TDK while adding to positions in Nippon Telegraph & Telephone, Fuji Photo and Kao.

The Portfolio is overweight both Euro and Non-Euro bloc regions. Given the weakness of the Euro in the second quarter of 1999 (-4.3%), our Euroland exposure has benefited from a partial hedge of our overweighted position back to dollars. Valuation continues to be attractive relative to the U.S. and Japan. Two new ideas Pernod Ricard (spirits, France) and J. Sainsbury (supermarket, U.K.) were purchased in the quarter.

July 1999

                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                            GLOBAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------
                            STATEMENT OF NET ASSETS
                                 JUNE 30, 1999
                                  (UNAUDITED)

                                                                  VALUE
  SHARES                                                          (000)
-----------------------------------------------------------------------

COMMON STOCKS (92.5%)
  AUSTRALIA (0.7%)
   117,900   CSR Ltd..........................................  $   336
                                                                -------
  BELGIUM (1.5%)
     5,240   Delhaize-Le Lion.................................      447
     6,790   G.I.B. Group.....................................      253
                                                                -------
                                                                    700
                                                                -------
  CANADA (2.0%)
    15,897   BCT. Telus Communications, Inc...................      382
     5,299   BCT. Telus Communications, Inc., Class A.........      125
     9,050   Potash Corp. of Saskatchewan, Inc................      468
                                                                -------
                                                                    975
                                                                -------
  DENMARK (0.5%)
     5,150   Danisco A.S......................................      232
                                                                -------
  FRANCE (9.4%)
     1,120   Bongrain.........................................      423
     6,240   Elf Aquitaine....................................      917
     3,300   France Telecom...................................      250
     3,910   Groupe Danone....................................    1,009
     5,040   Michelin (C.G.D.E.), Class B.....................      206
     6,180   Pernod Ricard....................................      415
    15,950   Rhone-Poulence, Class A..........................      730
    10,300   Scor.............................................      512
                                                                -------
                                                                  4,462
                                                                -------
  GERMANY (4.4%)
    16,400   BASF AG..........................................      721
     8,580   Bayer AG.........................................      358
    11,270   VEBA AG..........................................      666
       158   Viag AG..........................................       73
     4,140   Volkswagen AG....................................      267
                                                                -------
                                                                  2,085
                                                                -------
  IRELAND (2.4%)
    12,300   Bank of Ireland..................................      207
    34,820   Bank of Ireland..................................      586
    60,901   Green Property plc...............................      336
                                                                -------
                                                                  1,129
                                                                -------
  ITALY (2.7%)
    52,900   Mediaset S.p.A...................................      471
   154,400   Telecom Italia S.p.A. Di Risp (NCS)..............      838
                                                                -------
                                                                  1,309
                                                                -------
  JAPAN (8.9%)
    28,000   Daiichi Pharmaceutical Co., Ltd..................      435
    19,000   Fuji Photo Film Ltd..............................      720
     2,000   Fujisawa Pharmaceutical Co., Ltd.................       33
    36,000   Hitachi Ltd......................................      338
    39,000   Kao Corp.........................................    1,097
       118   Nippon Telegraph & Telephone Corp................    1,377
     2,000   Pioneer Electronic Corp..........................       39
    33,000   Sumitomo Marine & Fire Insurance Co..............      199
                                                                -------
                                                                  4,238
                                                                -------

                                                                  VALUE
  SHARES                                                          (000)
-----------------------------------------------------------------------
  NETHERLANDS (4.3%)
    19,600   ABN Amro Holdings N.V............................  $   425
     8,395   Benckiser N.V., Class B..........................      449
    13,312   ING Groep N.V....................................      722
     4,692   Koninklijke (Royal) Phillips Electronics N.V.....      463
                                                                -------
                                                                  2,059
                                                                -------
  PORTUGAL (0.7%)
    13,670   Cimpor-Cementos de Portugal......................      353
                                                                -------
  SPAIN (3.4%)
    45,900   Iberdrola........................................      700
 (a)18,836   Telefonica de Espana.............................      908
                                                                -------
                                                                  1,608
                                                                -------
  SWEDEN (1.0%)
    79,800   Nordbanken Holding AB............................      468
                                                                -------
  SWITZERLAND (8.1%)
       853   Cie Financiere Richemont AG, Class A.............    1,644
       420   Forbo Holding AG (Registered)....................      167
       468   Holderbank Financiere Glarus AG, Class B
               (Bearer).......................................      553
       703   Nestle (Registered)..............................    1,269
       650   Swisscom AG (Registered).........................      245
                                                                -------
                                                                  3,878
                                                                -------
  UNITED KINGDOM (11.0%)
    84,200   Allied Domecq plc................................      813
    51,156   Blue Circle Industries plc.......................      341
    25,525   Burmach Castrol plc..............................      485
    41,200   Imperial Tobacco Group plc.......................      450
    74,176   Invensys plc.....................................      351
    95,600   J. Sainsbury plc.................................      603
    60,000   Matthews (Bernard) plc...........................      125
     9,028   Premier Farnell plc..............................       34
    80,143   Reckitt & Colman plc.............................      836
    68,172   Royal & Sun Alliance Insurance Group plc.........      612
    38,000   Wolseley plc.....................................      286
    38,676   WPP Group plc....................................      327
                                                                -------
                                                                  5,263
                                                                -------
  UNITED STATES (31.5%)
    27,701   Albertson's, Inc.................................    1,428
     4,050   Alcoa, Inc.......................................      251
    10,365   B. F. Goodrich Co................................      441
 (a)17,000   BJ's Wholesale Club, Inc.........................      511
     8,400   Boise Cascade Corp...............................      361
     8,550   Borg-Warner Automotive, Inc......................      470
 (a)24,000   Cadiz, Inc.......................................      227
     5,700   Chase Manhattan Corp.............................      494
    24,300   COMSAT Corp......................................      790
 (a)31,850   Data General Corp................................      464
    22,300   Enhance Financial Services Group, Inc............      440
    11,650   Finova Group, Inc................................      613
 (a)24,450   GenRad, Inc......................................      509
     4,800   Georgia Pacific Corp.............................      227
    19,300   Houghton Mifflin Co..............................      908

    The accompanying notes are an integral part of the financial statements.

                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                            GLOBAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------
                            STATEMENT OF NET ASSETS   (CONT.)
                                 JUNE 30, 1999
                                  (UNAUDITED)

                                                                  VALUE
  SHARES                                                          (000)
-----------------------------------------------------------------------

  UNITED STATES (CONT.)

     8,530   IBP, Inc.........................................  $   203
 (a)14,600   InteliData Technologies Corp.....................       37
    14,860   MBIA, Inc........................................      962
    20,900   Mellon Bank Corp.................................      760
     7,250   NCR Corp.........................................      354
 (a)13,170   Noble Drilling Corp..............................      259
 (a)26,595   Ocean Energy, Inc................................      256
    (a)600   Penncorp Financial Group, Inc....................       --
     6,900   Pharmacia & Upjohn, Inc..........................      392
    39,750   Philip Morris Cos., Inc..........................    1,597
     8,800   Rite Aid Corp....................................      217
       100   Sears Roebuck & Co...............................        4
     9,250   Tenneco, Inc.....................................      221
     6,150   Terra Nova (Bermuda) Holdings Ltd., Class A......      166
     7,400   U. S. Bancorp....................................      252
    24,050   Unicom Corp......................................      927
     8,000   UST Corp.........................................      242
                                                                -------
                                                                 14,983
                                                                -------
TOTAL COMMON STOCKS (COST $41,024)............................   44,078
                                                                -------
PREFERRED STOCK (0.4%)
  GERMANY (0.4%)
     4,830   Volkswagen AG (COST $201)........................      182
                                                                -------
TOTAL SECURITIES (92.9%) (COST $41,225).......................   44,260
                                                                -------

   FACE
  AMOUNT
  (000)
----------

SHORT-TERM INVESTMENT (8.3%)
 REPURCHASE AGREEMENT (8.3%)
    $3,941   Chase Securities, Inc. 4.55%, dated 6/30/99, due
               7/1/99, to be repurchased at $3,942,
               collateralized by U.S. Treasury Notes, 11.125%,
               due 8/15/03, valued at $4,043 (COST $3,941)....    3,941
                                                                -------

FOREIGN CURRENCY (0.2%)
GBP     44   British Pound....................................       70
 EUR     6   Euro.............................................        6
JPY   5,844  Japanese Yen.....................................       49
                                                                -------
TOTAL FOREIGN CURRENCY (COST $125)............................      125
                                                                -------

                                                VALUE
                                                (000)
-----------------------------------------------------

TOTAL INVESTMENTS (101.4%) (COST $45,291)...  $48,326
                                              -------
OTHER ASSETS (7.9%)
  Unrealized Gain on Foreign Currency
   Exchange Conracts.................  $ 149
  Dividends Receivable...............    122
  Receivable for Investments Sold....     58
  Foreign Withholding Tax Reclaim
   Receivable........................     57
  Receivable for Portfolio Shares
   Sold..............................     26
  Interest Receivable................      1      413
                                       -----
LIABILITIES (-9.3%)
  Payable for Investments
   Purchased.........................   (948)
  Investment Advisory Fees Payable...    (36)
  Professional Fees Payable..........    (33)
  Payable for Portfolio Shares
   Redeemed..........................    (30)
  Custodian Fees Payable.............    (18)
  Administrative Fees Payable........    (13)
  Other Liabilities..................    (23)  (1,101)
                                       -----  -------
NET ASSETS (100%)...........................  $47,638
                                              -------
                                              -------
NET ASSET VALUE, OFFERING AND
  REDEMPTION
  PRICE PER SHARE
Applicable to 3,497,218 outstanding $0.001
  par value shares (authorized 9,000,000,000
  shares)...................................  $ 13.62
                                              -------
                                              -------
NET ASSETS CONSIST OF:
Paid in Capital.............................  $42,716
Undistributed Net Investment Income.........      355
Accumulated Net Realized Gain...............    1,361
Unrealized Appreciation on Investments and
  Foreign Currency Translations.............    3,206
                                              -------
NET ASSETS..................................  $47,638
                                              -------
                                              -------

---------------------------------------------------

FOREIGN CURRENCY EXCHANGE INFORMATION:

Under the terms of foreign currency contracts open at June 30, 1999, the Portfolio is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

 CURRENCY                          IN EXCHANGE             NET UNREALIZED
TO DELIVER    VALUE    SETTLEMENT      FOR        VALUE      GAIN (LOSS)
  (000)       (000)       DATE        (000)       (000)         (000)
----------  ---------  ----------  -----------  ---------  ---------------
U.S.$   41  $      41    7/2/99      CAD   61   $      41     $      --
U.S.$   43         43    7/2/99      DKK  310          43            --
U.S.$   69         69    7/2/99      EUR   67          69            --
U.S.$    8          8    7/2/99      GBP    5           8            --
 EUR 3,000      3,123   10/12/99    U.S.$3,272      3,272           149
            ---------                           ---------         -----
            $   3,284                           $   3,433     $     149
            ---------                           ---------         -----
            ---------                           ---------         -----

----------------------------------------------------------------
(a)   -- Non-income producing security
CAD -- Canadian Dollar
DKK -- Danish Krone
NCS  -- Non Convertible Shares

    The accompanying notes are an integral part of the financial statements.

                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                            GLOBAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------
                            STATEMENT OF NET ASSETS   (CONT.)
                                 JUNE 30, 1999
                                  (UNAUDITED)

----------------------------------------------------------------

At June 30, 1999, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

                                                NET
  COST     APPRECIATION   (DEPRECIATION)   APPRECIATION
  (000)        (000)           (000)           (000)
---------  -------------  ---------------  -------------
$  45,166    $   5,367       $  (2,332)      $   3,035

----------------------------------------------------------------

For the six months ended June 30, 1999, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $10,625,000 and $10,297,000, respectively. There were no purchases and sales of U.S. Government securities for the six months ended June 30, 1999.

----------------------------------------------------------------

Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For period from November 1, 1998 to December 31, 1998, the Portfolio incurred and elected to defer until January 1, 1999 for U.S. Federal income tax purposes, net currency losses of approximately $26,000.

----------------------------------------------------------------

                 SUMMARY OF SECURITIES BY SECTOR CLASSIFICATION

                                          MARKET      % OF
                                           VALUE       NET
SECTOR DIVERSIFICATION                     (000)     ASSETS
----------------------------------------  -------   ---------
Capital Equipment.......................  $ 7,734       16.2%
Consumer Products.......................   11,812       24.8
Energy..................................    2,628        5.5
Finance.................................    7,996       16.8
Gold Mines..............................      921        1.9
Materials...............................    3,108        6.5
Multi-Industry..........................      739        1.6
Services................................    8,233       17.3
Technology..............................    1,089        2.3
                                          -------        ---
Total Securities........................  $44,260       92.9%
                                          -------        ---
                                          -------        ---

---------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                            GLOBAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS

                                       SIX MONTHS ENDED
                                          JUNE 30, 1999
                                            (UNAUDITED)
                                                  (000)
-------------------------------------------------------

INVESTMENT INCOME:
  Dividends                                     $  614
  Interest                                          68
  Less: Foreign Taxes Withheld                     (60)
                                                ------
    Total Income                                   622
                                                ------
EXPENSES:
  Investment Advisory Fees                         176
  Less: Fees Waived                                (81)
                                                ------
  Net Investment Advisory Fees                      95
  Administrative Fees                               61
  Professional Fees                                 40
  Shareholder Reports                               34
  Custodian Fees                                    20
  Directors' Fees and Expenses                       2
  Other                                              2
                                                ------
    Net Expenses                                   254
                                                ------
Net Investment Income                              368
                                                ------
NET REALIZED GAIN ON:
  Investments Sold                               1,152
  Foreign Currency Transactions                     19
                                                ------
    Net Realized Gain                            1,171
                                                ------
CHANGE IN UNREALIZED
  APPRECIATION/DEPRECIATION ON:
  Investments                                      (95)
  Foreign Currency Translations                    171
                                                ------
    Change in Unrealized
     Appreciation/Depreciation                      76
                                                ------
Net Realized Gain and Change in
  Unrealized
  Appreciation/Depreciation                      1,247
                                                ------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                               $1,615
                                                ------
                                                ------

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                       SIX MONTHS ENDED
                                          JUNE 30, 1999          YEAR ENDED
                                            (UNAUDITED)   DECEMBER 31, 1998
                                                  (000)               (000)
---------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                         $  368            $    306
  Net Realized Gain                              1,171                 269
  Change in Unrealized
    Appreciation/Depreciation                       76               2,296
                                               -------            --------
  Net Increase in Net Assets
    Resulting from Operations                    1,615               2,871
                                               -------            --------
DISTRIBUTIONS:
  Net Investment Income                             --                (282)
  Net Realized Gain                                 --                (243)
                                               -------            --------
  Total Distributions                               --                (525)
                                               -------            --------
CAPITAL SHARE TRANSACTIONS (1):
 Subscribed                                      9,193              42,627
 Distributions Reinvested                           --                 525
 Redeemed                                       (6,723)            (16,652)
                                               -------            --------
 Net Increase in Net Assets Resulting
   from Capital Share Transactions               2,470              26,500
                                               -------            --------
 Total Increase in Net Assets                    4,085              28,846
NET ASSETS:
  Beginning of Period                           43,553              14,707
                                               -------            --------
  End of Period (Including
    undistributed (overdistributed)
    net investment income of $355 and
    $(13), respectively)                        $47,638           $ 43,553
                                               -------            --------
                                               -------            --------
---------------------------------------------------------------------------
(1) Capital Share Transactions:
      Shares Subscribed                            699               3,307
      Shares Issued on Distributions
       Reinvested                                   --                  41
      Shares Redeemed                             (516)             (1,286)
                                               -------            --------
    Net Increase in Capital Shares
     Outstanding                                   183               2,062
                                               -------            --------
                                               -------            --------
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                            GLOBAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS ENDED                                PERIOD FROM
                                                       JUNE 30, 1999          YEAR ENDED       JANUARY 2, 1997*
SELECTED PER SHARE DATA AND RATIOS                       (UNAUDITED)   DECEMBER 31, 1998   TO DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 13.14               $ 11.74              $ 10.00
                                                          -------               -------              -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                      0.11                  0.10                 0.08
  Net Realized and Unrealized Gain                           0.37                  1.48                 1.92
                                                          -------               -------              -------
  Total From Investment Operations                           0.48                  1.58                 2.00
                                                          -------               -------              -------
DISTRIBUTIONS
  Net Investment Income                                        --                 (0.09)               (0.08)
  Net Realized Gain                                            --                 (0.09)               (0.18)
                                                          -------               -------              -------
  Total Distributions                                          --                 (0.18)               (0.26)
                                                          -------               -------              -------
NET ASSET VALUE, END OF PERIOD                            $ 13.62               $ 13.14              $ 11.74
                                                          -------               -------              -------
                                                          -------               -------              -------
TOTAL RETURN                                                 3.65%                13.47%               20.04%
                                                          -------               -------              -------
                                                          -------               -------              -------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                         $47,638               $43,553              $14,707
Ratio of Expenses to Average Net Assets                      1.15%**               1.15%                1.15%**
Ratio of Net Investment Income to Average Net
  Assets                                                     1.67%**               1.03%                1.24%**
Portfolio Turnover Rate                                        25%                   22%                  20%
------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the
  Period:
  Per Share Benefit to Net Investment Income              $  0.02               $  0.04              $  0.09
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                             1.52%**               1.63%                2.43%**
  Net Investment Income (Loss) to Average Net
    Assets                                                   1.30%**               0.56%               (0.04)%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized

    The accompanying notes are an integral part of the financial statements.

                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Morgan Stanley Dean Witter Universal Funds, Inc., formerly Morgan Stanley Universal Funds, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of June 30, 1999, the Fund was comprised of twelve separate active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Global Equity Portfolio. Please refer to the Investment Overview for the Portfolio's investment objectives.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange and equity securities traded on NASDAQ are valued at the latest quoted sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date, for which market quotations are readily available, are valued at the average of the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. All other securities and assets for which market values are not readily available, including restricted securities, are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be done by others.

2. INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

3. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

    - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

    - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Statement of Net Assets) may be created and offered for investment. The "local" and "foreign" shares' market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities are identified as fair valued in the Statement of Net Assets.

The investment techniques of the Fund described in the following notes (5-11) are applicable to certain, but not all, of the Portfolios of the Fund.

5. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. FORWARD COMMITMENTS AND WHEN-ISSUED/DELAYED DELIVERY SECURITIES: Certain Portfolios may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place up to 120 days after the date of the transaction. Additionally, a Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase such securities or designates such assets as segregated on the records of the Portfolio. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

7. LOAN AGREEMENTS: Certain Portfolios may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders") deemed to be creditworthy by the investment adviser. A Portfolio's investments in Loans may be in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans ("Assignments") from third parties. A Portfolio's investment in Participations typically results in the Portfolio having a contractual relationship with only the Lender and not with the borrower. The Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only upon receipt by the Lender of the payments from the borrower. A Portfolio generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. When a Portfolio purchases Assignments from Lenders, it typically acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

8. SHORT SALES: Certain Portfolios may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolio

                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------
may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Portfolio's obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Portfolio will either designate on the custodian records in its regular custody account or place in a segregated account with its Custodian an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale. Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

9. FUTURES: Certain Portfolios may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

Certain Portfolios may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

10. SWAP AGREEMENTS: The Portfolios may enter into swap agreements to exchange one return or cash flow for another return or cash flow in order to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. The following summarizes swaps which may be entered into by the Portfolios.

INTEREST RATE SWAPS: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

TOTAL RETURN SWAPS: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period are recorded as realized gains or losses in the Statement of Operations.

Realized gains or losses on maturity or termination of interest rate and total return swaps are presented in the Statement of Operations.

Because there is no organized market for these swap agreements, the value of open swaps reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received and/or favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the date of default.

11. PURCHASED AND WRITTEN OPTIONS: Certain Portfolios may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a covered put option, a Portfolio, in exchange for the premium, accepts the risk of a decline in the market value of the underlying security below the exercise price.

Certain Portfolios may purchase call and put options on their portfolio securities or other financial instruments. A

                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------
Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. Each Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

12. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased (other than mortgage-backed securities) are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Distributions from the Portfolios are recorded on the ex-distribution date.

The amount and character of income and capital gain distributions to be paid by Portfolios of the Fund are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for the character and timing of the recognition of gains or losses on securities and foreign currency exchange contracts, the timing of the deductibility of certain foreign taxes and dividends received from real estate investment trusts.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid in capital.

Permanent book and tax differences, if any, are not included in ending undistributed (distributions in excess of) net investment income/accumulated net investment loss for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, including Russia, ownership of shares is defined according to entries in the issuer's share register. In Russia, there currently exists no central registration system and the share registrars may not be subject to effective state supervision. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. ADVISER: Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"), a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                                     FROM             MORE
                    FIRST        $500 MILLION         THAN
PORTFOLIO       $500 MILLION     TO $1 BILLION     $1 BILLION
-------------  ---------------  ---------------  ---------------
Global Equity         0.80%            0.75%            0.70%

MSDW Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, as defined, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.15%.

C. ADMINISTRATOR: MSDW Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank ("Chase"), CGFSC provides certain administrative services to the Fund. For such services, the Administrator pays CGFSC a portion of the fee the Administrator receives from the Fund. Certain employees of CGFSC are officers of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. CUSTODIAN: The Chase Manhattan Bank serves as custodian for the Fund in accordance with a custodian agreement.

E. OTHER: At June 30, 1999, the net assets of certain Portfolios were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

From time to time, a Portfolio may have shareholders that hold a significant portion of the Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on those Portfolios.

                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

--------------------------------------------------------------------------------

DIRECTORS

Barton M. Biggs
CHAIRMAN OF THE BOARD
 Chairman and Director, Morgan Stanley Dean Witter Investment
 Management Inc. and Morgan Stanley Dean Witter
 Investment Management Limited;
 Managing Director, Morgan Stanley & Co. Incorporated

Michael F. Klein
DIRECTOR AND PRESIDENT
 Principal, Morgan Stanley Dean Witter Investment Management
 Inc. and Morgan Stanley & Co. Incorporated

John D. Barrett II
Chairman and Director,
Barrett Associates, Inc.

Gerard E. Jones
Partner, Richards & O'Neil LLP

Andrew McNally IV
River Road Partners

Samuel T. Reeves
Chairman of the Board and Chief Executive Officer,
Pinnacle L.L.C.

Fergus Reid
Chairman and Chief Executive Officer,
LumeLite Plastics Corporation

Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin & Boehm, P.C.

OFFICERS

Stefanie V. Chang

VICE PRESIDENT

James A. Gallo

VICE PRESIDENT

Harold J. Schaaff, Jr.

VICE PRESIDENT

Joseph P. Stadler

VICE PRESIDENT

Richard J. Shoch

VICE PRESIDENT

Mary E. Mullin

SECRETARY

Karl O. Hartmann

ASSISTANT SECRETARY

Belinda A. Brady

ASSISTANT TREASURER

INVESTMENT ADVISERS AND ADMINISTRATORS

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

Miller Anderson & Sherrerd, LLP
One Tower Bridge
West Conshohocken, PA 19428-2899

DISTRIBUTOR

Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, NY 10020

CUSTODIAN

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, NY 11245

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------------------------------

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY WHEN PRECEDED OR ACCOMPANIED BY THE PROSPECTUS OF THE MORGAN STANLEY UNIVERSAL FUNDS, INC. WHICH DESCRIBES IN DETAIL EACH INVESTMENT PORTFOLIO'S INVESTMENT POLICIES, FEES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.